Employee benefits: variable compensation - Movements (Detail 3) - Equity Ownership Plan		12 Months Ended
		Dec. 31, 2018 CHF (SFr) shares	Dec. 31, 2017 CHF (SFr) shares
Option Awards [Line Items]
Number of options outstanding, at the beginning of the year | shares		32,583,168	55,913,291
Number of options exercised during the year | shares	[1]	(1,813,583)	(1,632,319)
Number of options forfeited during the year | shares		(19,752)	(38,995)
Number of options expired unexercised | shares		(24,182,241)	(21,658,809)
Number of options outstanding, at the end of the year | shares		6,567,592	32,583,168
Number of options exercisable, at the end of the year | shares		6,567,592	32,583,168
Weighted average exercise price of options outstanding, at the beginning of the year		SFr 25	SFr 39
Weighted average exercise price of options exercised during the year	[1]	12	12
Weighted average exercise price of options forfeited during the year		23	27
Weighted average exercise price of options expired unexercised		29	61
Weighted average exercise price of options outstanding, at the end of the year		14	25
Weighted average exercise price of options exercisable, at the end of the year		14	25
Weighted average share price of options exercised		16.22	16.73
Intrinsic value of options exercised during the year		SFr 7,000,000	SFr 8,000,000

[1]	The weighted average share price upon option exercise was CHF 16.22 in 2018 (2017: CHF 16.73), resulting in an intrinsic value of CHF 7 million of options exercised during 2018 (2017: CHF 8 million).